Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03/31/01
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Presidio Management Group V, L.L.C.
________________________________________________________________________________

Address:  2180 Sand Hill Road, Suite 300, Menlo Park, CA 94025__________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05415_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Michael P. Maher

Title:  CFO

Phone:  650 854-9080

Signature, Place, and Date of Signing:

/s/ Michael P. Maher____________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

May 11, 2001____________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $85,095
                                         (thousands)

List of Other Included Managers:         None

                                                   FORM 13F INFORMATION TABLE


                                                        VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------------- ---------  --------- ----------  ---  ----  ------- --------  --------  --------  ------
At Road                     Common        04648K105     11,857   7,026,207   SH          Sole            7,026,207     0       0
3Dfx                        Common        88553X103        194     619,437   SH          Sole              619,437     0       0
Accelerated Networks        Common        00429P107     12,053   6,428,400   SH          Sole            6,428,400     0       0
CacheFlow                   Common        126946102        116      26,056   SH          Sole               26,056     0       0
Centillium Communications   Common        152319109     33,724   1,380,000   SH          Sole            1,380,000     0       0
Compugen                    Common        M25722105      6,694   1,965,250   SH          Sole            1,965,250     0       0
Curon Medical               Common        231292103     13,090   3,234,547   SH          Sole            3,234,547     0       0
NetManage Inc               Common        641144100        383     395,338   SH          Sole              395,338     0       0
ValiCert                    Common        91915Q105      6,985   2,902,793   SH          Sole            2,902,793     0       0

                                              TOTAL     85,095
